CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Current Assets
Cash	$ 8,516	$ 34,612
Accounts receivable, net	16,383	11,938
Inventory	15,585	9,253
Prepaid and other current assets	1,052	1,430
Total current assets	41,536	57,233
Long-term assets
Property, equipment, and right of use assets, net	33,497	23,506
Goodwill	28,208	12,456
Intangible assets, net	28,887	14,874
Other assets	86	504
Total long-term assets	90,678	51,340
TOTAL ASSETS	132,214	108,573
Current Liabilities
Accounts payable	13,841	9,842
Accrued liabilities	3,451	3,202
Current portion of equipment loans	5,473	6,992
Current portion of lease liabilities	3,304	2,981
Current portion of senior credit facility	6,857
Deferred revenue	3,036	2,452
Government grant		4,885
Purchase price payable	5,778	2,383
Total current liabilities	41,740	32,737
Long-term Liabilities
Debentures		11,784
Equipment loans	234	392
Lease liabilities	7,195	4,784
Senior credit facility	3,378
SBA Loan	120	121
Purchase price payable		133
TOTAL LIABILITIES	52,667	49,951
SHAREHOLDERS' EQUITY
Capital stock	214,254	202,827
Contributed surplus	26,317	21,001
Shares to be issued		657
Accumulated deficit	(161,024)	(165,863)
TOTAL SHAREHOLDERS' EQUITY	79,547	58,622
TOTAL LIABILITIES AND EQUITY	$ 132,214	$ 108,573